UNITED STATES               OMB APPROVAL
                                                           ---------------------
                       SECURITIES AND EXCHANGE COMMISSION   OMB NUMBER 3235-0058
                             WASHINGTON, D.C. 205      Expires: January 31, 2005
                                                        Estimated average burden
                                   Form 12b-25          Hours per resonse...2.50
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                           NOTIFICATION OF LATE FILING      SEC FILE NUMBER

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                                                             CUSIP NUMBER
                                                            159
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(Check One): | |Form 10-K | |Form 20-F | |Form 11-K |X|Form 10-Q | |Form N-SAR

              For Period Ended:    February 28, 2003
                                --------------------------
              [      ] Transition Report on Form 10-K
              [      ] Transition Report on Form 20-F
              [      ] Transition Report on Form 11-K
              [      ] Transition Report on Form 10-Q
              [      ] Transition Report on Form N-SAR

For the Transition Period Ended: _______________________________________________

 Read Instructions (on back page) Before Preparing Form. Please Print or Type.


   Nothing in this form shall be construed to imply that the Commissions has verified any information contained herein.


If the notification relates to a portion of the filing checked above, identify the item (s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Miller Diversified Corporation
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Full Name of Registrant


Former Name if Applicable

23402 Weld County Road 35
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Address of Principal Executive Office (Street and Number)

LaSalle, Colorado 80645
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City, State and Zip Code

PART II - Rules 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

  X (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, l l-K, or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, l l-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period, (Attach Extra Sheets if Needed)

     Due to cutbacks in office personnel the report was delayed

PART IV - OTHER INFORMATION

(l) Name and telephone number of person to contact in regard to this notification

     Lowell Stuehm                          970             284-5556
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          (Name)                         (Area Code)    (Telephone Number)

(2) Have all other periodic reports required under Section 13 or l5(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes a |_| No

(3) If it is anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof? | | Yes |X| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                         Miller Diversified Corporation
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date    April 15, 200                By    /s/  James Miller
                                           -------------------------------------
                                                Jim Miller

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U. S. C. 1001).